Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	Net contributions from
H-D
are included within Net Parent company investment in the Consolidated statements of shareholders’ equity.

	For the 9 months ended	For the 12 months ended	For the 12 months ended
Net contribution from H-D reconciliation to transfers from H-D	September 25, 2022	December 31, 2021	December 31, 2020
Net contribution from H-D	$79,922	$86,279	$57,562
Settlement of notes payable to related party and accrued interest	(21,610)	—	—
Transfer of assets to H-D	568	—	—
Net change in unbenefited losses remaining with H-D	—	—	(1,198)
Stock compensation expense	171	(786)	(188)

Transfers from H-D per cash flow statement	$59,051	$85,493	$56,176

The Notes payable to related party presented on the Consolidated balance sheets included the following accrued interest amounts (in thousands):

	For the 12 months ended December 31, 2022	For the 12 months ended December 31, 2021
Current portion of notes payable to related party	$—	$3
Long-term portion of notes payable to related party	—	366

	$—	$369